Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (1,194,831)		$ (477,455)	[1]	$ (969,298)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense	115,010		142,991	[2]	217,841	[2]
Warranty provisions	65,543		91,283	[2]	57,480	[2]
Impairment of inventory	134,877		14,830	[2]	30,782	[2]
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets	351,241		0	[2]	0	[2]
Finance income	(69,454)		(8,552)	[2]	(32,970)	[2]
Finance expense	213,321		108,402	[2]	45,218	[2]
Fair value change - Earn-out rights	(443,168)		(902,068)	[1]	0	[2]
Fair value change - Class C Shares	(22,000)		(35,090)	[1]	0	[1]
Listing expense	0		372,318	[2]	0	[2]
Income tax benefit (expense)	(7,138)		29,660	[2]	(3,075)	[2]
Share of losses in associates	43,304		0	[2]	0	[2]
Gain on sale of asset grouping	(16,334)		0	[2]	0	[2]
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	10,892		11,036	[2]	0	[2]
Litigation provisions	35,676		0		0
Other provisions	19,890		23,367	[2]	11,560	[2]
Unrealised Exchange Gain/Loss Operating Payables	26,787		(26,672)	[2]	9,876	[2]
Other non-cash expense and income	(8,510)		11,266	[2]	0	[2]
Change in operating assets and liabilities:
Inventories	(358,392)		(186,393)	[2]	(283,776)	[2]
Contract liabilities	77,424		21,629	[2]	59,074	[2]
Trade receivables, prepaid expenses, and other assets	(151,634)		(222,691)	[2]	57,119	[2]
Trade payables, accrued expenses, and other liabilities	(459,002)		21,981	[2]	496,782	[2]
Interest received	32,280		8,552	[2]	1,396	[2]
Interest paid	(220,147)		(68,130)	[2]	(12,564)	[2]
Taxes paid	(35,477)		(19,559)	[2]	0	[2]
Cash used for operating activities	(1,859,842)		(1,089,295)	[2]	(314,555)	[2]
Cash flows from investing activities
Additions to property, plant, and equipment	(137,400)		(32,269)	[2]	(24,701)	[2]
Additions to intangible assets	(457,364)		(674,275)	[2]	(102,236)	[2]
Additions to other investments	0		(2,500)	[2]	0	[2]
Proceeds from sale of property, plant, and equipment	1,779		0	[2]	0	[2]
Proceeds from sale of asset grouping	153,586		0	[2]	0	[2]
Cash used for investing activities	(439,399)		(709,044)	[2]	(126,937)	[2]
Cash flows from financing activities
Change in restricted deposits	(1,906)		0	[2]	48,830	[2]
Proceeds from short-term borrowings	3,262,831		2,149,799	[2]	698,882	[2]
Proceeds from long-term borrowings	1,381,738		0	[2]	0	[2]
Proceeds from related party capital contribution	25,565		0	[2]	0	[2]
Proceeds from the issuance of share capital and other contributed capital	0		1,417,973	[2]	582,388	[2]
Repayments of borrowings	(2,553,008)		(1,426,935)	[2]	(411,950)	[2]
Repayments of lease liabilities	(21,916)		(19,448)	[2]	(8,913)	[2]
Transaction costs	0		(38,903)	[2]	0	[2]
Cash provided by financing activities	2,093,304		2,082,486	[2]	909,237	[2]
Effect of foreign exchange rate changes on cash and cash equivalents	987		(66,947)	[2]	(27,492)	[2]
Net (decrease) increase in cash and cash equivalents	(204,950)		217,200	[2]	440,253	[2]
Cash and cash equivalents at the beginning of the period	973,877	[3]	756,677	[2]	316,424	[2]
Cash and cash equivalents at the end of the period	$ 768,927		$ 973,877	[3]	$ 756,677	[2]

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[3]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.